Financing Receivables - Past Due (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Past Due Financing Receivable
Amortized Cost	$ 13,640	$ 18,242
Client Financing Receivables
Past Due Financing Receivable
Amortized Cost	12,397	15,822
Amortized Cost Not Accruing	205	223
Impaired financing receivables, related allowance	153	178
Client Financing Receivables | Total Past Due > 90 days
Past Due Financing Receivable
Amortized Cost	312	456
Amortized Cost > 90 Days and Accruing	112	241
Billed Invoices > 90 Days and Accruing	10	20
Client Financing Receivables | Americas
Past Due Financing Receivable
Amortized Cost	6,573	7,758
Amortized Cost Not Accruing	90	96
Client Financing Receivables | Americas | Total Past Due > 90 days
Past Due Financing Receivable
Amortized Cost	188	295
Amortized Cost > 90 Days and Accruing	100	200
Billed Invoices > 90 Days and Accruing	6	12
Client Financing Receivables | EMEA
Past Due Financing Receivable
Amortized Cost	3,793	5,023
Amortized Cost Not Accruing	95	95
Client Financing Receivables | EMEA | Total Past Due > 90 days
Past Due Financing Receivable
Amortized Cost	99	119
Amortized Cost > 90 Days and Accruing	7	28
Billed Invoices > 90 Days and Accruing	2	5
Client Financing Receivables | Asia Pacific
Past Due Financing Receivable
Amortized Cost	2,031	3,042
Amortized Cost Not Accruing	20	32
Client Financing Receivables | Asia Pacific | Total Past Due > 90 days
Past Due Financing Receivable
Amortized Cost	25	42
Amortized Cost > 90 Days and Accruing	5	12
Billed Invoices > 90 Days and Accruing	$ 2	$ 4